Geographical Information	12 Months Ended
Dec. 31, 2022
Geographical Information [Abstract]
GEOGRAPHICAL INFORMATION

NOTE 29: GEOGRAPHICAL INFORMATION

Reportable segment

The reporting segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Company is organized into operating segments based on the products and services of its business units and has one material reportable segment, cryptocurrency mining, which is the operation of server farms that support the validation and verification of transactions on the BTC blockchain, earning cryptocurrency for providing these services, as described in Note 1.

Revenues

Revenues by country are as follow:

	Year ended December 31,
	2022	2021
Canada	112,106	153,265
USA	25,095	16,226
Argentina	1,455	—
Paraguay	3,772	—
	142,428	169,491

Property, Plant and Equipment

Property, plant and equipment by country is as follow:

	As of December 31,	As of December 31,
	2022	2021
Canada	142,654	83,402
USA	32,664	51,672
Argentina	31,927	665
Paraguay	12,183	1,111
	219,428	136,850